Shareholder Report, Holdings (Details) - REX FANG & Innovation Equity Premium Income ETF	Jul. 31, 2025
Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.47%
Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.11%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
COMMUNICATION SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.83%
INFORMATION TECHNOLOGY - HARDWARE [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.22%
INFORMATION TECHNOLOGY -SOFTWARE & SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.74%